Average Annual Total Returns - VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO - VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO - VIP Dynamic Capital Appreciation Portfolio
Apr. 30, 2025
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	25.52%
Past 5 years	16.38%
Past 10 years	13.05%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	25.35%
Past 5 years	16.25%
Past 10 years	12.93%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	25.19%
Past 5 years	16.09%
Past 10 years	12.76%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%